UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Semiannual Report
Franklin Universal
Trust
February 28, 2026
Not FDIC Insured No Bank Guarantee May Lose Value
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Distribution Policy : The Fund’s Board of Trustees (the “Board”) has authorized a distribution policy (the “Distribution Policy”). Under the Distribution Policy, the Fund pays monthly distributions and seeks to maintain a relatively stable level of distributions to shareholders. With each distribution, the Fund will issue a notice to its shareholders and an accompanying press release that provides estimates regarding the amount and composition of the distribution. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of distributions or from the terms of the Fund’s Distribution Policy. The Board may amend or terminate the Distribution Policy at any time without prior notice to shareholders; however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Distribution Policy.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 3
Financial Highlights and Schedule of Investments 5
Financial Statements 24
Notes to Financial Statements 28
Important Information to Shareholders 37
Annual Meeting of Shareholders 38
Dividend Reinvestment and Cash Purchase Plan 39
Shareholder Information 41
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin Universal Trust
Dear Shareholder,
This semiannual report for Franklin Universal Trust covers
the period ended February 28, 2026.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund’s primary investment objective is to provide high,
current income consistent with preservation of capital. Its
secondary objective is growth of income through dividend
increases and capital appreciation. We invest primarily in
two asset classes: high-yield bonds and utility stocks. Within the high-yield portion of the portfolio, we use fundamental
research to invest in a diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies
with attractive dividend yields and with a history of increasing their dividends.
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of +10.26% based on net asset value and
+7.88% based on market price. For comparison, the ICE
BofA US High Yield Constrained Index, which measures the
performance of USD-denominated, non-investment grade,
fixed rate and taxable corporate bonds, posted a +2.78%
cumulative total return
1
. Utilities stocks, as measured by
the Standard & Poor’s
®
(S&P
®
) 500 Utilities Index, which is
comprised of companies included in the S&P 500 that are
classified as members of the GICS utilities sector, posted
a +14.87% cumulative total return for the same period.
1
You can find the Fund’s long-term performance data in the
Performance Summary on page 3 .
The Fund has a policy of seeking to maintain a relatively
stable level of distributions to shareholders. This policy
has no impact on the Fund’s investment strategy and may
reduce the Fund’s net asset value. The Fund’s investment
manager believes the policy helps maintain the Fund’s
competitiveness and may benefit the Fund’s market price
and premium/discount to the Fund’s net asset value. The
Fund sends a Form 1099-DIV to shareholders each calendar
year describing how to report the Fund’s distributions for
federal income tax purposes.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Thank you for your continued participation in Franklin
Universal Trust. We look forward to serving your future
investment needs.
Sincerely,
Glenn Voyles, CFA
Jonathan G. Belk, CFA
Patricia O’Connor, CFA
Portfolio Management Team
Portfolio Composition
2/28/26
% of Total
Investments
Corporate Bonds 58.7%
Common Stocks 38.5%
Other
*
0.9%
Short-Term Investments 1.9%
*
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
2/28/26
Issuer
% of Total
Net Assets
a a
NextEra Energy, Inc. 4.7%
Sempra, Inc. 3.8%
Entergy Corp. 2.8%
Evergy, Inc. 2.6%
Alliant Energy Corp. 2.5%
CenterPoint Energy, Inc. 2.3%
Duke Energy Corp. 2.3%
Southern Co. (The) 2.1%
American Electric Power Co., Inc. 2.1%
CMS Energy Corp. 2.1%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
6
.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2026
Franklin Universal Trust

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. Total return also does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares at the opening of the first business day and sale on the closing of the last business day of each period. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/26

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
2
Average Annual Total Return

Based on
NAV
3
Based on
market price
4
Based on
NAV

Based on
market price
4
6-Month +10.26% +7.88% +10.26% +7.88%
1-Year +16.32% +15.76% +16.32% +15.76%
5-Year +49.93% +61.10% +8.44% +10.01%
10-Year +139.71% +161.48% +9.14% +10.09%
Symbol: FT 2/28/26 8/31/25 Change
Net Asset Value (NAV) $9.06 $8.46 +$0.60
Market Price (NYSE) $8.29 $7.93 +$0.36
Distributions Per Share
(9/1/25–2/28/26)
Net Investment
Income
$0.2550
See page 4 for Performance Summary footnotes.

Franklin Universal Trust
Performance Summary

franklintempleton.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determi-
native factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Franklin Universal Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.46 $8.20 $7.36 $8.08 $8.92 $8.12
Income from investment operations:
Net investment income
a
............. 0.18 0.36 0.33 0.43 0.41 0.38
Net realized and unrealized gains (losses) 0.68 0.41 1.02 (0.58) (0.70) 0.85
Total from investment operations ........ 0.86 0.77 1.35 (0.15) (0.29) 1.23
Less distributions from:
Net investment income .............. (0.26) (0.49) (0.30) (0.31) (0.51) (0.43)
Net realized gains ................. — — — (0.05) (0.04) —
Tax return of capital ................ — (0.02) (0.21) (0.21) — —
Total distributions ................... (0.26) (0.51) (0.51) (0.57) (0.55) (0.43)
Net asset value, end of period .......... $9.06 $8.46 $8.20 $7.36 $8.08 $8.92
Market value, end of period
b
........... $8.29 $7.93 $7.28 $6.76 $8.00 $8.59
Total return (based on net asset value per
share)
c
........................... 10.26% 9.71% 19.18% (1.81)% (3.41)% 15.33%
Total return (based on market value per
share)
c
........................... 7.88% 16.45% 16.20% (8.24)% (0.36)% 29.55%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates
e
.......................... 2.97% 3.00% 3.32% 2.78% 2.57% 2.50%
Expenses net of waiver and payments by
affiliates
e
.......................... 2.97%
f
2.99% 3.31% 2.77%
g
2.57%
f,g
2.50%
f,g
Net investment income ............... 4.23% 4.38% 4.36% 5.66% 4.85% 4.38%
Supplemental data
Net assets , end of period (000’s) ........ $227,678 $212,600 $206,193 $184,859 $203,053 $224,246
Portfolio turnover rate ................ 10.42% 21.76% 21.79% 17.73% 22.29% 36.58%
Total credit facility outstanding at end of
period (000’s) ...................... $60,000 $60,000 $60,000 $— $— $—
Total debt outstanding at end of period
(000's) ........................... $— $— $— $65,000 $65,000 $65,000
Asset coverage per $1,000 of debt ...... $4,795 $4,543 $4,437 $3,844 $4,124 $4,450
Average amount of senior fixed rate Notes
per share during the period ............ $— $— $0.11 $2.59 $2.59 $2.59
a
Based on average daily shares outstanding.
b
Based on the last sale on the New York Stock Exchange.
c
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Includes expenses related to borrowings of 1.67%, 1.75%, 1.89%, 1.34%, 1.20% and 1.18% for the period ended February 28, 2026, and years ended August 31, 2025,
2024, 2023, 2022 and 2021, respectively.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Universal Trust
Schedule of Investments (unaudited), February 28, 2026
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 48.3%
Diversified Telecommunication Services 0.1%
a
Altice France SA .................................... France 13,172 $ 246,947
Electric Utilities 26.0%
Alliant Energy Corp. ................................. United States 80,000 5,787,200
American Electric Power Co., Inc. ....................... United States 36,000 4,817,520
Constellation Energy Corp. ............................ United States 5,000 1,649,400
Duke Energy Corp. .................................. United States 40,000 5,234,000
Edison International ................................. United States 20,000 1,494,800
Entergy Corp. ...................................... United States 60,000 6,426,600
Evergy, Inc. ........................................ United States 72,000 6,023,520
Exelon Corp. ....................................... United States 40,000 1,978,800
FirstEnergy Corp. ................................... United States 50,000 2,558,000
NextEra Energy, Inc. ................................. United States 115,000 10,783,550
Pinnacle West Capital Corp. ........................... United States 20,000 2,006,000
PPL Corp. ......................................... United States 24,500 955,010
Southern Co. (The) .................................. United States 50,000 4,869,000
Xcel Energy, Inc. .................................... United States 55,000 4,584,800
59,168,200
Metals & Mining 4.3%
BHP Group Ltd., ADR ................................ Australia 25,185 2,054,341
Freeport-McMoRan, Inc. .............................. United States 40,380 2,749,070
Newmont Corp. ..................................... United States 26,000 3,380,000
Rio Tinto plc, ADR ................................... Australia 15,000 1,490,100
South32 Ltd., ADR .................................. Australia 10,074 165,717
9,839,228
Multi-Utilities 15.9%
CenterPoint Energy, Inc. .............................. United States 122,800 5,341,800
CMS Energy Corp. .................................. United States 60,000 4,684,200
Consolidated Edison, Inc. ............................. United States 15,000 1,687,800
Dominion Energy, Inc. ................................ United States 65,000 4,104,100
DTE Energy Co. .................................... United States 30,000 4,447,200
NiSource, Inc. ...................................... United States 60,000 2,838,000
Public Service Enterprise Group, Inc. .................... United States 25,000 2,151,750
Sempra, Inc. ....................................... United States 90,000 8,664,300
WEC Energy Group, Inc. .............................. United States 20,000 2,339,200
36,258,350
Oil, Gas & Consumable Fuels 1.8%
a
Amplify Energy Corp. ................................ United States 245 1,406
Birch Permian Holdings, Inc. ........................... United States 32,490 185,469
California Resources Corp. ............................ United States 47 2,765
DT Midstream, Inc. .................................. United States 10,000 1,388,400
Enbridge, Inc. ...................................... Canada 39,360 2,091,590
Expand Energy Corp. ................................ United States 2,380 256,850
Woodside Energy Group Ltd., ADR ...................... Australia 9,101 186,389
4,112,869
Pharmaceuticals 0.2%
a
Keenova Therapeutics plc ............................. United States 2,929 267,711
a
Par Health, Inc. ..................................... United States 2,929 25,996
293,707
Software 0.0%
†
a,b
DSG Topco, Inc. .................................... United States 2,027 507
Total Common Stocks (Cost $33,134,808) ....................................
109,919,808

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.2%
Aerospace & Defense 0.1%
Boeing Co. (The), 6% ................................ United States 3,000 $ 218,790
Software 0.1%
Oracle Corp., D, 6.5% ................................ United States 5,357 246,368
Total Convertible Preferred Stocks (Cost $417,850) ............................
465,158
Preferred Stocks 0.2%
Electric Utilities 0.2%
SCE Trust II, 5.1% .................................. United States 27,500 522,775
Total Preferred Stocks (Cost $598,125) .......................................
522,775
Rights
Rights 0.0%
†
Diversified Telecommunication Services 0.0%
†
a
Altice France SA, 2/20/49 ............................. France 1,254 20,189
Total Rights (Cost $–) ......................................................
20,189
Principal
Amount
*
Corporate Bonds 73.5%
Aerospace & Defense 1.5%
c
ATI, Inc. , Senior Note , 7.25% , 8/15/30 .................... United States 700,000 733,724
d
Axon Enterprise, Inc. , Senior Note , 144A, 6.25% , 3/15/33 ..... United States 250,000 259,318
d
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 85,000 89,645
d
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 1,050,000 1,076,110
d
TransDigm, Inc. ,
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 170,000 173,134
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 1,020,000 1,059,409
3,391,340
Automobile Components 2.2%
c,d
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 300,000 313,998
d
Allison Transmission, Inc. ,
Senior Bond, 144A, 3.75%, 1/30/31 .................... United States 300,000 285,551
Senior Note, 144A, 4.75%, 10/01/27 ................... United States 600,000 600,921
d
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 300,000 305,514
d
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 310,000 321,966
d
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 1,550,000 1,401,533
d
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 355,000 365,886
d,e
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 400,000 421,594
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 900,000 960,693
4,977,656
Automobiles 0.5%
d
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 500,000 501,428
d
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 565,000 617,486
1,118,914
Biotechnology 1.0%
d
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 United States 900,000 787,674

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
d
Genmab A/S / Genmab Finance LLC ,
Senior Note, 144A, 7.25%, 12/15/33 ................... Denmark 480,000 $ 509,621
Senior Secured Note, 144A, 6.25%, 12/15/32 ............ Denmark 480,000 498,477
d
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 600,000 592,905
2,388,677
Broadline Retail 0.7%
c,d
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 700,000 723,864
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 800,000 841,844
1,565,708
Building Products 2.5%
c,d
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ......................................... United States 500,000 510,594
d
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ......................................... United States 300,000 150,007
c,d
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 900,000 932,621
d
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 75,000 76,639
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 125,000 128,381
c,d
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 500,000 504,463
d
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 150,000 156,023
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 300,000 311,984
c,d
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 1,200,000 1,275,611
c,d
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 600,000 618,489
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 495,000 504,582
d
Standard Industries, Inc. ,
c
Senior Bond, 144A, 4.75%, 1/15/28 .................... United States 500,000 498,776
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 100,000 96,544
5,764,714
Capital Markets 1.1%
d
Jane Street Group / JSG Finance, Inc. ,
c
Senior Secured Note, 144A, 4.5%, 11/15/29 ............. United States 500,000 488,277
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 500,000 503,368
c
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 600,000 616,169
d
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 285,000 295,974
c,d
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 500,000 531,146
2,434,934
Chemicals 1.8%
d,e
Advancion Sciences, Inc. , Senior Note , 144A, PIK, 9.25% ,
11/01/26 ........................................ United States 255,256 213,564
b,d,e,f
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10% , 8/15/26 ........................ United States 257,209 —
d
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 300,000 309,982
d,f
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 300,000 174,819
d
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 300,000 307,500
d
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 200,000 196,758

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 300,000 $ 197,571
d,e
GPD Cos., Inc. , Senior Secured Note , 144A, PIK, 12.5% ,
12/31/29 ........................................ United States 1,002,267 528,963
d
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................. United States 218,000 218,885
c,d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 1,200,000 1,279,363
d
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 625,000 632,142
4,059,547
Commercial Services & Supplies 2.0%
c,d
Enviri Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............ United States 500,000 500,765
d
Neptune Bidco US, Inc. ,
Senior Secured Note, 144A, 9.29%, 4/15/29 ............. United States 130,000 130,368
Senior Secured Note, 144A, 9.5%, 2/15/33 .............. United States 625,000 612,525
d
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 240,000 236,346
c,d
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,125,000 1,160,324
d
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 225,000 241,025
c,d
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ..... United States 800,000 786,014
d
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 200,000 208,649
c,d
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 700,000 730,731
4,606,747
Communications Equipment 0.2%
d
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 525,000 518,588
Construction & Engineering 0.2%
d
Arcosa, Inc. ,
c
Senior Note, 144A, 4.375%, 4/15/29 ................... United States 300,000 295,727
Senior Note, 144A, 6.875%, 8/15/32 ................... United States 100,000 104,982
400,709
Consumer Finance 1.8%
d
Encore Capital Group, Inc. ,
Senior Secured Note, 144A, 9.25%, 4/01/29 ............. United States 600,000 628,736
Senior Secured Note, 144A, 8.5%, 5/15/30 .............. United States 400,000 428,148
c,d
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 1,100,000 1,136,577
d
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ......................................... United Kingdom 200,000 215,918
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 500,000 494,665
Senior Note, 6.5%, 3/15/33 .......................... United States 290,000 287,638
c,d
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 900,000 884,389
4,076,071
Consumer Staples Distribution & Retail 0.3%
c,d
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ......... United States 700,000 722,604
Containers & Packaging 1.4%
c,d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 1,000,000 1,008,336
d
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/30 ................................... United States 1,500,000 1,479,403

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
c,d
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 750,000 $ 712,366
3,200,105
Distributors 0.2%
d
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 400,000 415,515
d
RB Global Holdings, Inc. , Senior Secured Note , 144A, 6.75% ,
3/15/28 ......................................... Canada 125,000 127,174
542,689
Diversified Consumer Services 0.4%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 800,000 804,466
Diversified REITs 1.0%
c,d
Global Net Lease, Inc. , Senior Note , 144A, 4.5% , 9/30/28 ..... United States 900,000 885,601
c,d
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 670,000 656,172
c,d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 700,000 696,752
2,238,525
Diversified Telecommunication Services 2.8%
d
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 1,025,000 1,076,642
d
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 400,000 409,881
d
CCO Holdings LLC / CCO Holdings Capital Corp. ,
c
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 500,000 499,148
c
Senior Bond, 144A, 4.5%, 8/15/30 ..................... United States 1,700,000 1,622,586
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 200,000 186,563
d
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 385,000 401,784
d
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 610,000 613,163
c,d
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 1,100,000 1,003,615
d
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 560,000 593,473
6,406,855
Electric Utilities 1.7%
c,d
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 1,500,000 1,496,560
d
NRG Energy, Inc. ,
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 665,000 677,158
c
Senior Note, 144A, 5.75%, 7/15/29 .................... United States 800,000 801,866
d
Vistra Operations Co. LLC ,
c
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 400,000 395,926
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 100,000 105,723
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 400,000 420,996
3,898,229
Electronic Equipment, Instruments & Components 0.3%
c,d
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 500,000 485,661
d
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 300,000 307,727
793,388

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services 2.2%
d
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 450,000 $ 455,845
d
Borr IHC Ltd. / Borr Finance LLC , Senior Secured Note , 144A,
10.375% , 11/15/30 ................................. Mexico 220,311 230,363
d
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 130,000 135,902
c
Senior Note, 144A, 7.25%, 2/15/29 .................... United States 700,000 726,296
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 225,000 232,141
d
Nabors Industries, Inc. ,
Senior Note, 144A, 9.125%, 1/31/30 ................... United States 300,000 315,660
Senior Note, 144A, 8.875%, 8/15/31 ................... United States 255,000 264,314
Oceaneering International, Inc. , Senior Note , 6% , 2/01/28 .....
United States 300,000 305,432
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 600,000 581,756
d
Senior Note, 144A, 8.25%, 5/15/29 .................... United States 100,000 104,192
d
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 560,000 586,242
d
Senior Secured Note, 144A, 7.875%, 10/15/32 ........... United States 90,000 96,680
d
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 68,095 69,834
d
Weatherford International Ltd. ,
c
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 184,000 189,707
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 590,000 617,148
4,911,512
Entertainment 0.7%
c,d
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 800,000 828,732
Discovery Global Holdings, Inc. ,
Senior Bond, 5.05%, 3/15/42 ......................... United States 350,000 246,750
Senior Note, 4.054%, 3/15/29 ........................ United States 520,000 514,862
1,590,344
Financial Services 4.3%
d
CrossCountry Intermediate HoldCo LLC ,
Senior Note, 144A, 6.5%, 10/01/30 .................... United States 430,000 428,831
Senior Note, 144A, 6.75%, 12/01/32 ................... United States 625,000 619,053
d
Freedom Mortgage Holdings LLC ,
Senior Note, 144A, 9.25%, 2/01/29 .................... United States 300,000 313,562
Senior Note, 144A, 6.875%, 5/01/31 ................... United States 300,000 289,574
c
Senior Note, 144A, 8.375%, 4/01/32 ................... United States 650,000 655,421
Senior Note, 144A, 7.875%, 4/01/33 ................... United States 325,000 320,651
d
GGAM Finance Ltd. ,
Senior Note, 144A, 8%, 2/15/27 ...................... Ireland 200,000 202,400
Senior Note, 144A, 8%, 6/15/28 ...................... Ireland 700,000 736,471
d
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 6%, 8/15/26 ...................... United States 500,000 500,722
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 1,400,000 1,479,029
d
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 500,000 498,640
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 235,000 237,319
d
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 1,800,000 1,808,809
d
PRA Group, Inc. ,
c
Senior Note, 144A, 8.375%, 2/01/28 ................... United States 600,000 605,043
Senior Note, 144A, 5%, 10/01/29 ..................... United States 300,000 277,160
Senior Note, 144A, 8.875%, 1/31/30 ................... United States 400,000 407,500

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
d
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 400,000 $ 413,908
9,794,093
Food Products 1.4%
d,e
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 654,870 675,697
d
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note, 144A, 7.625%, 7/01/29 ................... United States 200,000 208,293
c
Senior Secured Note, 144A, 4.625%, 11/15/28 ........... United States 800,000 796,332
d
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ..... United States 200,000 202,692
d
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 470,000 472,946
d
Industrial F&B Investments III, Inc. , Senior Secured Note , 144A,
7.75% , 2/11/33 .................................... United States 475,000 487,884
c,d
Post Holdings, Inc. , Senior Bond , 144A, 4.625% , 4/15/30 ..... United States 400,000 391,850
3,235,694
Ground Transportation 0.8%
d
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 260,000 272,517
c,d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 900,000 872,832
d
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 660,000 694,886
1,840,235
Health Care Equipment & Supplies 0.4%
d
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 400,000 415,000
d
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 100,000 104,067
c,d
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .... United States 500,000 500,285
1,019,352
Health Care Providers & Services 3.0%
c
Centene Corp. , Senior Bond , 2.5% , 3/01/31 ............... United States 500,000 434,276
d
CHS/Community Health Systems, Inc. ,
144A, 10.75%, 6/15/33 ............................. United States 500,000 535,578
Secured Note, 144A, 6.125%, 4/01/30 .................. United States 500,000 442,570
Senior Secured Note, 144A, 6%, 1/15/29 ................ United States 300,000 299,099
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 400,000 433,990
d
DaVita, Inc. ,
c
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 1,200,000 1,175,498
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 200,000 207,942
c,d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,500,000 1,460,947
d
MPH Acquisition Holdings LLC ,
Senior Secured Note, 144A, 5.75%, 12/31/30 ............ United States 90,027 66,085
e
Senior Secured Note, 144A, PIK, 11.5%, 12/31/30 ......... United States 144,760 128,951
e
Senior Secured Note, 144A, PIK, 6.75%, 3/31/31 ......... United States 777,986 501,218
c
Tenet Healthcare Corp. ,
Senior Secured Note, 6.125%, 6/15/30 ................. United States 700,000 714,836
Senior Secured Note, 6.75%, 5/15/31 .................. United States 500,000 520,512
6,921,502
Health Care REITs 0.9%
d
Diversified Healthcare Trust , Senior Secured Note , 144A, 7.25% ,
10/15/30 ........................................ United States 1,190,000 1,238,952

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care REITs (continued)
c,d
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 750,000 $ 803,252
2,042,204
Health Care Technology 0.4%
c,d
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 925,000 952,682
Hotel & Resort REITs 1.0%
c,d
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 700,000 714,249
d
RHP Hotel Properties LP / RHP Finance Corp. ,
c
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 300,000 308,275
c
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 700,000 724,781
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 275,000 285,830
d
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 200,000 207,638
2,240,773
Hotels, Restaurants & Leisure 3.9%
d
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Switzerland 800,000 831,458
c,d
Carnival Corp. , Senior Note , 144A, 5.75% , 8/01/32 .......... United States 835,000 867,606
d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 1,300,000 1,227,219
c,d
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 900,000 915,461
c,d
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 650,000 677,809
d
NCL Corp. Ltd. ,
c
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 500,000 515,260
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 480,000 484,785
d
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 275,000 281,119
d
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 300,000 312,930
Senior Note, 144A, 6%, 2/01/33 ...................... United States 300,000 310,843
d
Station Casinos LLC ,
Senior Bond, 144A, 4.625%, 12/01/31 .................. United States 150,000 144,844
Senior Note, 144A, 4.5%, 2/15/28 ..................... United States 250,000 249,121
d
Viking Cruises Ltd. ,
c
Senior Note, 144A, 7%, 2/15/29 ...................... United States 600,000 601,316
Senior Note, 144A, 5.875%, 10/15/33 .................. United States 520,000 530,787
c,d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 800,000 864,340
8,814,898
Household Durables 2.5%
d
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
c
Senior Note, 144A, 4.625%, 8/01/29 ................... United States 1,200,000 1,173,734
Senior Note, 144A, 6.875%, 8/01/33 ................... United States 70,000 70,716
c,d
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 United States 500,000 516,895
d
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 150,000 154,389
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 225,000 230,929
c,d
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 800,000 835,190
c
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 .............. United States 600,000 578,568
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 75,000 75,290
Senior Note, 6.625%, 5/15/32 ........................ United States 50,000 50,028

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
Newell Brands, Inc., (continued)
d
Senior Note, 144A, 8.5%, 6/01/28 ..................... United States 300,000 $ 315,943
d
Weekley Homes LLC / Weekley Finance Corp. ,
c
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 1,300,000 1,287,976
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 435,000 438,068
5,727,726
Household Products 0.1%
d
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 200,000 194,446
Independent Power and Renewable Electricity Producers 1.8%
d
Clearway Energy Operating LLC ,
c
Senior Bond, 144A, 3.75%, 1/15/32 .................... United States 400,000 372,252
Senior Note, 144A, 4.75%, 3/15/28 .................... United States 400,000 398,886
Senior Note, 144A, 3.75%, 2/15/31 .................... United States 300,000 284,390
Senior Note, 144A, 5.75%, 1/15/34 .................... United States 145,000 146,979
d
Constellation Energy Generation LLC , Senior Note , 144A,
4.625% , 2/01/29 ................................... United States 700,000 700,137
d
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 1,000,000 943,351
d
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 590,000 606,958
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 590,000 600,732
4,053,685
Insurance 1.5%
d
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 400,000 399,398
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 400,000 407,302
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 6.75%, 10/15/27 ................... United States 800,000 800,453
c
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 500,000 509,422
d
Asurion LLC and Asurion Co-Issuer, Inc. ,
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 550,000 578,142
Senior Secured Note, 144A, 8.375%, 2/01/34 ............ United States 695,000 692,072
3,386,789
IT Services 1.2%
c,d
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 500,000 499,918
d
Cogent Communications Group LLC / Cogent Finance, Inc. ,
c
Senior Note, 144A, 7%, 6/15/27 ...................... United States 700,000 688,630
Senior Secured Note, 144A, 6.5%, 7/01/32 .............. United States 975,000 864,991
c,d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 600,000 587,348
2,640,887
Machinery 1.5%
c,d
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ........... Canada 1,300,000 1,274,812
c,d
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ......................................... France 800,000 831,932
c,d
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 600,000 615,785
c
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 .............. United States 600,000 593,373
d
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 170,000 175,201
3,491,103

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 3.5%
d
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 540,000 $ 496,906
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 300,000 302,558
Senior Note, 144A, 7.5%, 6/01/29 ..................... United States 500,000 503,855
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 700,000 756,056
d
CSC Holdings LLC ,
Senior Bond, 144A, 3.375%, 2/15/31 ................... United States 300,000 179,104
Senior Note, 144A, 11.25%, 5/15/28 ................... United States 700,000 555,265
Senior Note, 144A, 11.75%, 1/31/29 ................... United States 200,000 142,638
d
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 150,000 150,239
d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 82,000 82,147
d
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 750,000 753,797
d
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 390,000 405,513
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 300,000 236,465
Senior Secured Note, 144A, 7.25%, 8/15/33 ............. United States 355,000 366,826
c,d
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 800,000 818,134
d
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 200,000 195,170
d
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 75,000 73,634
Senior Note, 144A, 5%, 8/15/27 ...................... United States 100,000 100,215
c,d
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 800,000 833,600
d
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 275,000 291,225
d
VZ Secured Financing BV , Senior Secured Note , 144A, 7.5% ,
1/15/33 ......................................... Netherlands 695,000 683,587
7,926,934
Metals & Mining 2.2%
d
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 340,000 345,738
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 565,000 580,222
Commercial Metals Co. ,
c
Senior Bond, 3.875%, 2/15/31 ........................ United States 700,000 668,602
d
Senior Bond, 144A, 6%, 12/15/35 ..................... United States 445,000 456,051
d
Senior Note, 144A, 5.75%, 11/15/33 ................... United States 225,000 229,700
d
Constellium SE ,
c
Senior Note, 144A, 3.75%, 4/15/29 .................... United States 600,000 581,804
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 400,000 416,688
c,d
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ......................................... Australia 280,000 271,654
d
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 295,000 310,530
d
Novelis Corp. ,
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 100,000 91,492
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 300,000 309,845
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 680,000 687,884
4,950,210
Mortgage Real Estate Investment Trusts (REITs) 0.9%
c,d
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 1,500,000 1,493,653

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
d
Starwood Property Trust, Inc. , Senior Note , 144A, 5.75% , 1/15/31 United States 445,000 $ 450,207
1,943,860
Oil, Gas & Consumable Fuels 6.7%
c,d
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 700,000 711,491
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 9.75%, 2/15/31 .................... United States 305,000 325,142
c
Senior Secured Note, 144A, 9.25%, 7/15/29 ............. United States 800,000 820,000
d
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 950,000 881,263
d
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.875%, 4/15/32 ................... United States 375,000 382,251
Senior Note, 144A, 7.375%, 1/15/33 ................... United States 295,000 293,277
c
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 800,000 827,460
d
DT Midstream, Inc. , Senior Note , 144A, 4.125% , 6/15/29 ...... United States 300,000 297,981
c,d
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 ............ United States 300,000 299,133
c,d
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 500,000 501,461
c,d
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 500,000 517,617
d
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 7.25%, 2/15/35 .................... United States 200,000 198,215
c
Senior Note, 144A, 6%, 4/15/30 ...................... United States 300,000 296,409
c
Senior Note, 144A, 8.375%, 11/01/33 .................. United States 700,000 739,099
d
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 400,000 405,562
d
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 1,700,000 1,773,202
b,d,f
Murray Energy Corp. , Secured Note , 144A, 12% , 4/15/24 ..... United States 757,734 —
c,d
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75% , 7/15/32 ................................... Canada 600,000 617,356
d
Sunoco LP ,
Senior Note, 144A, 5.375%, 7/15/31 ................... United States 95,000 95,341
c
Senior Note, 144A, 7.25%, 5/01/32 .................... United States 500,000 528,534
g
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 55,000 55,060
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ........................... United States 500,000 500,500
Senior Note, 4.5%, 5/15/29 .......................... United States 200,000 197,162
c,d
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 ............ United States 300,000 281,574
Senior Secured Note, 144A, 3.875%, 8/15/29 ............ United States 300,000 287,610
d
Venture Global LNG, Inc. ,
c
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 1,100,000 1,180,435
c
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 500,000 512,359
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 400,000 424,070
d
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 200,000 226,954
c
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 490,000 522,245
Senior Secured Note, 144A, 6.125%, 12/15/30 ........... United States 45,000 46,768
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 200,000 221,962
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 295,000 310,620
Senior Secured Note, 144A, 6.5%, 6/15/34 .............. United States 45,000 47,271
15,325,384
Paper & Forest Products 0.2%
d
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 400,000 371,968
Passenger Airlines 0.6%
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5% , 4/20/26 .................... United States 58,334 58,450

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 641,667 $ 647,438
d
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 250,000 266,254
c,d
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 300,000 299,973
1,272,115
Personal Care Products 0.7%
c,d
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Note , 144A, 6.625% , 7/15/30 ... United States 600,000 608,340
c,d
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 950,000 979,115
1,587,455
Pharmaceuticals 0.5%
d
Endo Finance Holdings LP , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 200,000 212,686
c
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 4.75%, 5/09/27 ......................... Israel 600,000 600,881
Senior Note, 8.125%, 9/15/31 ........................ Israel 300,000 344,768
1,158,335
Professional Services 0.2%
d
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 425,000 437,870
Real Estate Management & Development 0.3%
d
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 700,000 717,217
Semiconductors & Semiconductor Equipment 0.2%
d
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25% , 8/15/33 .................... United States 140,000 145,537
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 240,000 245,860
391,397
Software 0.8%
d
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 250,000 248,944
d
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 800,000 655,516
d
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 1,100,000 922,046
1,826,506
Specialized REITs 1.1%
c,d
Iron Mountain, Inc. ,
Senior Bond, 144A, 5.625%, 7/15/32 ................... United States 300,000 299,531
Senior Note, 144A, 7%, 2/15/29 ...................... United States 700,000 718,818
d
Millrose Properties, Inc. ,
Senior Note, 144A, 6.375%, 8/01/30 ................... United States 1,125,000 1,154,813
Senior Note, 144A, 6.25%, 9/15/32 .................... United States 375,000 380,011
2,553,173
Specialty Retail 0.6%
c,d
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 ........ United States 700,000 666,477
d
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 595,000 602,515
1,268,992
Technology Hardware, Storage & Peripherals 0.2%
c,d
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 550,000 566,535

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.4%
d,e
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 758,915 $ 828,955
Trading Companies & Distributors 1.5%
d
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 655,000 686,881
c
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 745,000 797,815
c,d
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 900,000 929,680
d
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 400,000 411,712
Senior Note, 144A, 5.25%, 4/15/31 .................... United States 235,000 235,171
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 450,000 469,481
3,530,740
Wireless Telecommunication Services 1.7%
d
Altice France Lux 3 / Altice Holdings 1 , Senior Note , 144A, 10% ,
1/15/33 ......................................... Luxembourg 300,000 282,272
c,d
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 1,300,000 1,381,150
b,h
Digicel Group Holdings Ltd. , 29.401% , 11/17/33 ............ Bermuda 26,671 844
d
Iliad Holding SAS ,
c
Senior Secured Note, 144A, 7%, 10/15/28 ............... France 800,000 811,118
Senior Secured Note, 144A, 7%, 4/15/32 ................ France 425,000 436,820
c,d
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 901,000 954,154
3,866,358
Total Corporate Bonds (Cost $167,278,056) ...................................
167,292,395
i
Senior Floating Rate Interests 0.0%
†
IT Services 0.0%
†
e
Diamond Sports Net LLC, First Lien, Exit Term Loan, PIK, 15%,
1/03/28 ......................................... United States 42,571 8,088
Total Senior Floating Rate Interests (Cost $41,316) ............................
8,088
j
Marketplace Loans 0.4%
b
Financial Services 0.4%
a a a a a a
Total Marketplace Loans (Cost $1,155,289) ...................................
1,007,915
Municipal Bonds 0.2%
Arizona 0.2%
d
Maricopa County Industrial Development Authority , Grand Canyon
University Obligated Group , Revenue , 144A, 2024 , 7.375% ,
10/01/29 ........................................ United States 430,000 464,267
Total Municipal Bonds (Cost $432,064) .......................................
464,267
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
Endo GUC Trust, Escrow Account ....................... United States 51,454 —
a
Expand Energy Corp., Escrow Account ................... United States 1,500,000 225
Total Escrows and Litigation Trusts (Cost $–) .................................
225
Total Long Term Investments (Cost $203,057,508) .............................
279,700,820
a

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 2.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.4%
k,l
Franklin Institutional U.S. Government Money Market Fund,
3.583% ......................................... United States 5,436,225 $ 5,436,225
Total Money Market Funds (Cost $5,436,225) .................................
5,436,225
Total Short Term Investments (Cost $5,436,225 ) ...............................
5,436,225
a
Total Investments (Cost $208,493,733) 125.2% ................................
$285,137,045
m
Credit Facility (26.4)% ......................................................
(60,000,000)
Other Assets, less Liabilities 1.2% ...........................................
2,541,137
Net Assets 100.0% .........................................................
$227,678,182
a a a
See Abbreviations on page 36 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
c
A portion or all of the security is pledged as collateral in connection with the Fund’s credit facility.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $158,310,158, representing 69.5% of net assets.
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
h
The rate shown represents the yield at period end.
i
See Note 1(d) regarding senior floating rate interests.
j
See Note 1(e) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
k
See Note 3(c) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
See Note 7 regarding credit facility.

Franklin Universal Trust
Schedule of Investments (unaudited), February 28, 2026
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At February 28, 2026, the Fund had the following marketplace loans outstanding. See Note 1(e).
Description
Principal
Amount Value
Marketplace Loans - 0.4%
Freedom Financial Asset Management LLC
APP-13511680.FP.FTS.B, 12.84%, 5/05/26 $ 798 $ 800
APP-13477482.FP.FTS.B, 10.34%, 5/18/26 2,250 2,258
APP-13527002.FP.FTS.B, 15.59%, 5/19/26 667 670
APP-14943761.FP.FTS.B, 15.99%, 6/01/26 2,065 2,072
a
APP-15053141.FP.FTS.B, 18.99%, 7/15/26 3,968 1,142
APP-15054013.FP.FTS.B, 17.99%, 7/20/26 1,967 1,998
APP-15109634.FP.FTS.B, 19.49%, 7/21/26 1,244 1,264
a
APP-14956830.FP.FTS.B, 15.74%, 7/28/26 6,348 783
APP-13256383.FP.FTS.B, 7.99%, 9/18/26 . 5,761 5,806
APP-10460831.FP.FTS.B, 21.99%, 9/19/26 1,335 1,373
APP-14860724.FP.FTS.B, 20.99%, 9/26/26 4,378 4,558
APP-10845328.FP.FTS.B, 11.99%,
10/16/26 .......................... 4,250 4,286
APP-10704368.FP.FTS.B, 14.99%,
10/16/26 .......................... 3,430 3,474
APP-10745909.FP.FTS.B, 17.99%,
10/16/26 .......................... 9,426 9,544
APP-10581131.FP.FTS.B, 22.49%,
10/22/26 .......................... 1,832 1,893
APP-11187454.FP.FTS.B, 22.49%, 11/10/26 244 242
APP-10848002.FP.FTS.B, 17.99%,
11/19/26 .......................... 4,818 4,933
APP-11094577.FP.FTS.B, 19.49%,
12/08/26 .......................... 2,829 2,926
APP-11021456.FP.FTS.B, 20.99%,
12/15/26 .......................... 8,660 8,994
APP-11007668.FP.FTS.B, 19.99%,
12/19/26 .......................... 4,272 4,418
APP-11111264.FP.FTS.B, 16.49%, 12/20/26 2,642 2,683
APP-11677084.FP.FTS.B, 15.49%,
12/26/26 .......................... 9,785 9,903
APP-11036570.FP.FTS.B, 22.99%, 1/20/27 768 764
APP-11844341.FP.FTS.B, 16.74%, 2/01/27 9,173 9,363
APP-12397051.FP.FTS.B, 17.49%, 2/06/27 3,277 3,355
APP-11743079.FP.FTS.B, 16.24%, 2/07/27 11,686 7,394
APP-11838245.FP.FTS.B, 19.99%, 2/11/27 1,302 1,316
APP-10128827.FP.FTS.B, 25.49%, 2/24/27 1,651 1,689
APP-11674918.FP.FTS.B, 20.49%, 2/25/27 7,376 7,656
APP-10848317.FP.FTS.B, 12.24%, 2/28/27 5,951 6,024
APP-12106158.FP.FTS.B, 11.24%, 3/07/27 4,303 4,345
a
APP-12407302.FP.FTS.B, 18.99%, 3/15/27 4,281 605
APP-12341500.FP.FTS.B, 20.49%, 3/20/27 5,038 5,249
APP-12396943.FP.FTS.B, 13.49%, 3/21/27 4,496 4,559
APP-12270734.FP.FTS.B, 16.99%, 3/21/27 5,335 5,432
APP-13513406.FP.FTS.B, 14.34%, 4/01/27 14,938 15,096
APP-11744634.FP.FTS.B, 19.99%, 5/01/27 7,185 7,421
APP-08710316.FP.FTS.B, 10.99%, 5/13/27 9,514 9,622
APP-13498730.FP.FTS.B, 11.34%, 5/15/27 5,866 5,938
APP-11845152.FP.FTS.B, 11.74%, 5/15/27 5,850 5,872
APP-13227905.FP.FTS.B, 21.99%, 5/18/27 3,576 3,715
APP-13507352.FP.FTS.B, 20.49%, 5/19/27 2,959 3,047
APP-13485605.FP.FTS.B, 18.99%, 5/20/27 4,496 4,610
APP-11801830.FP.FTS.B, 16.49%, 5/31/27 7,385 7,503
APP-12304720.FP.FTS.B, 18.74%, 7/06/27 10,400 10,530
APP-15064429.FP.FTS.B, 14.49%, 7/15/27 9,230 9,362
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-15057995.FP.FTS.B, 18.99%, 7/23/27 $ 3,667 $ 3,739
APP-15058449.FP.FTS.B, 11.99%, 7/25/27 4,036 4,095
APP-15078317.FP.FTS.B, 13.99%, 7/25/27 7,154 7,273
APP-15053719.FP.FTS.B, 16.99%, 7/28/27 4,282 4,354
APP-15053776.FP.FTS.B, 17.49%, 7/30/27 4,414 4,580
APP-15048744.FP.FTS.B, 16.49%, 7/31/27 8,810 9,038
APP-15039962.FP.FTS.B, 12.49%, 8/28/27 19,489 19,748
APP-15070181.FP.FTS.B, 19.99%, 2/15/28 3,783 3,815
APP-15070551.FP.FTS.B, 24.74%, 4/27/28 9,132 9,647
APP-10868780.FP.FTS.B, 14.49%, 2/27/36 992 994
APP-11799488.FP.FTS.B, 16.99%, 3/16/36 850 857
284,627
LendingClub Corp. - LCX PM
185030629.LC.FTS.B, 28.99%, 1/13/27 ... 1,793 1,853
185208719.LC.FTS.B, 27.99%, 1/19/27 ... 2,540 2,618
185284755.LC.FTS.B, 20.24%, 1/21/27 ... 6,221 6,352
184608676.LC.FTS.B, 21.99%, 1/21/27 ... 6,814 –
186073191.LC.FTS.B, 23.99%, 1/26/27 ... 2,684 2,767
184862697.LC.FTS.B, 13.19%, 1/28/27 ... 4,059 4,064
185625736.LC.FTS.B, 17.24%, 1/31/27 ... 3,166 3,172
a
185553869.LC.FTS.B, 17.44%, 1/31/27 ... 5,748 273
185801067.LC.FTS.B, 15.19%, 2/04/27 ... 3,966 3,985
185785605.LC.FTS.B, 16.99%, 2/04/27 ... 6,676 6,729
186037923.LC.FTS.B, 23.49%, 2/12/27 ... 2,122 2,183
185788975.LC.FTS.B, 20.44%, 2/15/27 ... 11,687 11,882
185737435.LC.FTS.B, 19.74%, 2/16/27 ... 6,230 –
188818650.LC.FTS.B, 20.99%, 4/26/27 ... 2,133 2,188
188684882.LC.FTS.B, 23.99%, 4/26/27 ... 2,248 2,301
188821742.LC.FTS.B, 23.99%, 4/27/27 ... 7,378 7,692
188825826.LC.FTS.B, 23.49%, 4/28/27 ... 3,670 3,781
188877761.LC.FTS.B, 25.99%, 4/28/27 ... 2,488 2,584
188806927.LC.FTS.B, 23.99%, 4/30/27 ... 5,652 5,818
188652977.LC.FTS.B, 23.99%, 5/24/27 ... 1,311 1,352
185215933.LC.FTS.B, 28.99%, 6/25/27 ... 9,720 –
185440062.LC.FTS.B, 10%, 2/25/28 ..... 10,674 8,595
186004411.LC.FTS.B, 5%, 2/28/28 ...... 7,490 7,649
185051135.LC.FTS.B, 23.99%, 2/28/28 ... 3,638 3,662
185806351.LC.FTS.B, 18.99%, 2/07/35 ... 2,735 –
185828353.LC.FTS.B, 22.99%, 2/08/35 ... 5,182 –
91,500
Prosper Funding LLC
1608617.PS.FTS.B, 13.7%, 8/20/26 ..... 803 804
1609277.PS.FTS.B, 15.7%, 8/23/26 ..... 1,971 2,000
1621428.PS.FTS.B, 20%, 8/26/26 ....... 1,745 1,808
1611746.PS.FTS.B, 14.29%, 8/27/26 .... 1,412 1,408
1610327.PS.FTS.B, 27.6%, 9/17/26 ..... 2,159 637
1635897.PS.FTS.B, 12%, 9/23/26 ....... 3,294 3,303
1627036.PS.FTS.B, 16.33%, 9/25/26 .... 2,524 2,544
1637445.PS.FTS.B, 13.3%, 9/27/26 ..... 1,766 1,762
1644875.PS.FTS.B, 11.6%, 10/26/26 .... 1,421 1,440
1645337.PS.FTS.B, 18.48%, 10/27/26 ... 4,396 4,435
1646123.PS.FTS.B, 13.32%, 10/28/26 ... 1,287 –
1651868.PS.FTS.B, 9.45%, 11/08/26 .... 2,409 2,408

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1658185.PS.FTS.B, 10.5%, 11/08/26 .... $ 1,667 $ 1,668
a
1653323.PS.FTS.B, 16%, 11/09/26 ...... 3,215 –
1666362.PS.FTS.B, 19%, 11/09/26 ...... 1,512 1,532
1666911.PS.FTS.B, 10.62%, 11/10/26 .... 2,414 2,414
1660066.PS.FTS.B, 12.6%, 11/10/26 .... 6,745 6,742
1666890.PS.FTS.B, 17%, 11/10/26 ...... 4,459 4,538
1666359.PS.FTS.B, 21%, 11/15/26 ...... 1,386 1,423
1651871.PS.FTS.B, 20.66%, 11/20/26 .... 1,279 1,297
1651913.PS.FTS.B, 25.67%, 11/22/26 .... 1,879 1,930
1672316.PS.FTS.B, 10.44%, 12/14/26 ... 2,664 2,666
1672730.PS.FTS.B, 13.8%, 12/14/26 .... 9,118 2,460
1675010.PS.FTS.B, 12.5%, 12/20/26 .... 1,983 1,985
1685637.PS.FTS.B, 11.7%, 12/28/26 .... 7,062 7,065
1672718.PS.FTS.B, 14.38%, 1/07/27 .... 2,023 2,024
1701537.PS.FTS.B, 19.3%, 1/13/27 ..... 3,780 3,846
a
1689173.PS.FTS.B, 11.2%, 1/14/27 ..... 7,203 –
1695787.PS.FTS.B, 11.7%, 1/14/27 ..... 5,734 5,742
1701108.PS.FTS.B, 15.7%, 1/15/27 ..... 7,977 8,058
1702455.PS.FTS.B, 15.18%, 1/20/27 .... 4,007 4,008
1689251.PS.FTS.B, 19%, 1/21/27 ....... 1,057 1,075
1707746.PS.FTS.B, 9.45%, 2/14/27 ..... 1,664 1,665
1720917.PS.FTS.B, 13.7%, 2/15/27 ..... 3,218 3,257
1714648.PS.FTS.B, 16.7%, 2/15/27 ..... 2,029 2,053
1721346.PS.FTS.B, 16.7%, 2/15/27 ..... 5,411 5,522
1714627.PS.FTS.B, 11.4%, 2/17/27 ..... 5,227 5,230
a
1703169.PS.FTS.B, 25.6%, 2/25/27 ..... 7,327 1,099
1752624.PS.FTS.B, 17.23%, 4/05/27 .... 6,316 6,330
1753011.PS.FTS.B, 12%, 4/06/27 ....... 4,349 4,337
1744328.PS.FTS.B, 14.89%, 4/15/27 .... 6,170 6,191
1752654.PS.FTS.B, 12.76%, 4/30/27 .... 4,849 4,832
a
1750735.PS.FTS.B, 16%, 5/15/27 ....... 3,088 4
1650328.PS.FTS.B, 11.2%, 7/29/27 ..... 3,658 3,622
1678354.PS.FTS.B, 11.07%, 9/20/27 .... 4,641 2,484
1685634.PS.FTS.B, 12.5%, 11/14/27 .... 2,946 1,439
1705005.PS.FTS.B, 15%, 1/15/28 ....... 12,250 12,176
143,263
Upgrade, Inc. - Card
992301470.UG.FTS.B, 28.98%, 8/02/26 .. 61 63
992238906.UG.FTS.B, 22.97%, 11/03/28 . 2,660 –
63
Upstart Network, Inc.
FW1729657.UP.FTS.B, 9.44%, 9/17/26 ... 996 981
L1729743.UP.FTS.B, 11.64%, 9/17/26 .... 7,417 7,315
L1730112.UP.FTS.B, 15.91%, 9/17/26 .... 483 478
L1730290.UP.FTS.B, 23.01%, 9/17/26 .... 1,392 1,373
L1729627.UP.FTS.B, 24.42%, 9/17/26 .... 520 512
FW1729390.UP.FTS.B, 32.18%, 9/17/26 .. 487 481
FW1728926.UP.FTS.B, 32.35%, 9/17/26 .. 451 445
FW1902353.UP.FTS.B, 5.71%, 10/22/26 .. 2,107 2,065
FW1901571.UP.FTS.B, 16.95%, 10/22/26 . 2,338 2,317
L1902683.UP.FTS.B, 25.19%, 10/22/26 ... 2,581 2,552
L1901951.UP.FTS.B, 25.24%, 10/22/26 ... 517 511
FW1902836.UP.FTS.B, 25.41%, 10/22/26 . 9,281 9,176
FW1902401.UP.FTS.B, 25.71%, 10/22/26 . 1,022 1,010
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1902199.UP.FTS.B, 26.04%, 10/22/26 . $ 918 $ 908
FW1901303.UP.FTS.B, 31.21%, 10/22/26 . 900 891
FW1900628.UP.FTS.B, 31.23%, 10/22/26 . 261 258
FW1902681.UP.FTS.B, 31.63%, 10/22/26 . 1,491 1,475
FW1902299.UP.FTS.B, 31.27%, 10/27/26 . 1,985 1,964
FW1901195.UP.FTS.B, 18.66%, 10/28/26 . 496 490
L2032896.UP.FTS.B, 9.9%, 11/12/26 ..... 1,278 1,256
L2032147.UP.FTS.B, 11.65%, 11/12/26 ... 1,513 1,490
a
L2032600.UP.FTS.B, 12.19%, 11/12/26 ... 1,914 130
FW2032727.UP.FTS.B, 12.91%, 11/12/26 . 677 667
L2032226.UP.FTS.B, 14.31%, 11/12/26 ... 4,674 4,604
L2032373.UP.FTS.B, 14.92%, 11/12/26 ... 2,271 1,765
L2033008.UP.FTS.B, 17.14%, 11/12/26 ... 1,337 1,322
L2031479.UP.FTS.B, 17.32%, 11/12/26 ... 3,402 3,364
L2032849.UP.FTS.B, 19.14%, 11/12/26 ... 2,591 2,562
L2030806.UP.FTS.B, 19.55%, 11/12/26 ... 871 858
FW2032947.UP.FTS.B, 19.59%, 11/12/26 . 5,532 5,449
L2032060.UP.FTS.B, 20.25%, 11/12/26 ... 1,321 1,302
L2032456.UP.FTS.B, 20.93%, 11/12/26 ... 330 325
L2032183.UP.FTS.B, 24.12%, 11/12/26 ... 2,346 2,309
FW2031174.UP.FTS.B, 25.25%, 11/12/26 . 2,252 2,218
FW2032753.UP.FTS.B, 27.55%, 11/12/26 . 340 335
FW2032946.UP.FTS.B, 27.87%, 11/12/26 . 6,156 6,065
FW2031644.UP.FTS.B, 30.67%, 11/12/26 . 467 461
FW2032325.UP.FTS.B, 31.07%, 11/12/26 . 313 309
L2031623.UP.FTS.B, 9.89%, 11/16/26 .... 6,296 6,184
L2101522.UP.FTS.B, 12.34%, 11/23/26 ... 6,415 6,327
L2102939.UP.FTS.B, 13.35%, 11/23/26 ... 683 673
L2076017.UP.FTS.B, 13.49%, 11/23/26 ... 539 532
L2102751.UP.FTS.B, 16.5%, 11/23/26 .... 825 818
L2102051.UP.FTS.B, 19.71%, 11/23/26 ... 1,233 1,220
FW2102941.UP.FTS.B, 20.37%, 11/23/26 . 4,408 4,359
L2102400.UP.FTS.B, 22.64%, 11/23/26 ... 1,298 1,284
L2101750.UP.FTS.B, 24.17%, 11/23/26 ... 1,713 1,695
FW2102727.UP.FTS.B, 24.84%, 11/23/26 . 950 940
L2103842.UP.FTS.B, 25.11%, 11/23/26 ... 953 943
L2101880.UP.FTS.B, 25.39%, 11/23/26 ... 785 777
L2102028.UP.FTS.B, 25.89%, 11/23/26 ... 1,446 1,432
FW2101678.UP.FTS.B, 26.5%, 11/23/26 .. 982 971
FW2103284.UP.FTS.B, 27.1%, 11/23/26 .. 874 865
L2250662.UP.FTS.B, 8.88%, 12/14/26 .... 2,188 2,148
L2249279.UP.FTS.B, 9.09%, 12/14/26 .... 1,100 834
L2251398.UP.FTS.B, 9.28%, 12/14/26 .... 1,603 1,574
FW2251249.UP.FTS.B, 10.34%, 12/14/26 . 3,885 3,823
a
L2248805.UP.FTS.B, 10.51%, 12/14/26 ... 2,630 486
L2249903.UP.FTS.B, 11.03%, 12/14/26 ... 620 611
L2250070.UP.FTS.B, 12.15%, 12/14/26 ... 993 978
L2247235.UP.FTS.B, 13.18%, 12/14/26 ... 854 841
L2249248.UP.FTS.B, 16.43%, 12/14/26 ... 2,644 2,615
L2249629.UP.FTS.B, 17.8%, 12/14/26 .... 1,410 1,388
L2249412.UP.FTS.B, 19.96%, 12/14/26 ... 458 453
L2248975.UP.FTS.B, 19.98%, 12/14/26 ... 1,490 1,473
L2250558.UP.FTS.B, 20.67%, 12/14/26 ... 2,219 1,737
L2251409.UP.FTS.B, 20.71%, 12/14/26 ... 2,946 2,903
L2251393.UP.FTS.B, 20.81%, 12/14/26 ... 1,142 1,124
L2249780.UP.FTS.B, 21.14%, 12/14/26 ... 1,975 1,944
L2250707.UP.FTS.B, 21.52%, 12/14/26 ... 1,587 1,232

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2249149.UP.FTS.B, 21.87%, 12/14/26 ... $ 2,500 $ 2,464
FW2248314.UP.FTS.B, 21.92%, 12/14/26 . 875 862
L2251333.UP.FTS.B, 22.77%, 12/14/26 ... 3,665 3,609
L2249765.UP.FTS.B, 23.67%, 12/14/26 ... 1,029 1,013
L2250334.UP.FTS.B, 24.44%, 12/14/26 ... 2,264 2,232
L2250314.UP.FTS.B, 24.91%, 12/14/26 ... 930 916
L2249782.UP.FTS.B, 24.98%, 12/14/26 ... 1,102 1,086
L2248144.UP.FTS.B, 25.08%, 12/14/26 ... 1,295 1,275
L2249856.UP.FTS.B, 25.32%, 12/14/26 ... 315 311
L2249823.UP.FTS.B, 25.41%, 12/14/26 ... 840 831
L2249257.UP.FTS.B, 26.38%, 12/14/26 ... 2,752 2,124
a
FW2249983.UP.FTS.B, 30.63%, 12/14/26 . 784 55
FW2249041.UP.FTS.B, 31.12%, 12/14/26 . 319 315
FW2250974.UP.FTS.B, 31.12%, 12/14/26 . 1,001 794
a
FW2251410.UP.FTS.B, 31.25%, 12/14/26 . 1,889 328
L2141755.UP.FTS.B, 8.51%, 12/15/26 .... 8,972 8,815
L2252737.UP.FTS.B, 8.71%, 12/15/26 .... 4,163 4,087
FW2253701.UP.FTS.B, 10.99%, 12/15/26 . 2,650 2,610
L2252976.UP.FTS.B, 16.75%, 12/15/26 ... 1,409 1,394
FW2251546.UP.FTS.B, 19.76%, 12/15/26 . 3,630 3,579
L2252318.UP.FTS.B, 20.43%, 12/15/26 ... 732 722
L2251727.UP.FTS.B, 20.77%, 12/15/26 ... 618 610
L2252135.UP.FTS.B, 22.59%, 12/15/26 ... 759 747
L2250541.UP.FTS.B, 24.85%, 12/15/26 ... 860 680
L2252447.UP.FTS.B, 25.4%, 12/15/26 .... 317 313
FW2253392.UP.FTS.B, 25.5%, 12/15/26 .. 2,178 1,694
FW2248936.UP.FTS.B, 26.48%, 12/15/26 . 1,459 1,439
FW2252023.UP.FTS.B, 28.67%, 12/15/26 . 1,276 1,259
FW2253542.UP.FTS.B, 31.19%, 12/15/26 . 595 467
L2251912.UP.FTS.B, 13.91%, 12/19/26 ... 765 753
FW2252233.UP.FTS.B, 30.05%, 12/20/26 . 552 545
L2252296.UP.FTS.B, 8.02%, 12/26/26 .... 2,935 2,882
L2251043.UP.FTS.B, 12.11%, 12/28/26 ... 7,429 7,307
L2499407.UP.FTS.B, 5.37%, 1/24/27 .... 10,193 9,954
L2500086.UP.FTS.B, 7.95%, 1/24/27 .... 1,681 1,655
L2497458.UP.FTS.B, 8.44%, 1/24/27 .... 7,447 7,310
L2497353.UP.FTS.B, 9.69%, 1/24/27 .... 1,980 1,948
L2500305.UP.FTS.B, 11.35%, 1/24/27 .... 228 224
FW2499235.UP.FTS.B, 11.45%, 1/24/27 .. 1,477 1,455
L2497797.UP.FTS.B, 12.7%, 1/24/27 .... 1,633 1,609
a
L2498730.UP.FTS.B, 14.35%, 1/24/27 .... 1,763 315
L2494019.UP.FTS.B, 16.44%, 1/24/27 .... 1,491 1,479
L2497377.UP.FTS.B, 16.51%, 1/24/27 .... 1,370 1,358
L2500130.UP.FTS.B, 18.16%, 1/24/27 .... 1,791 1,770
L2500098.UP.FTS.B, 18.6%, 1/24/27 .... 1,933 1,918
L2497754.UP.FTS.B, 19.19%, 1/24/27 .... 807 797
L2499090.UP.FTS.B, 20.13%, 1/24/27 .... 1,585 1,567
L2497527.UP.FTS.B, 21.34%, 1/24/27 .... 1,346 1,331
FW2497553.UP.FTS.B, 23.05%, 1/24/27 .. 4,638 4,587
a
L2500298.UP.FTS.B, 25.15%, 1/24/27 .... 565 97
L2500230.UP.FTS.B, 25.4%, 1/24/27 .... 1,491 1,475
a
L2500426.UP.FTS.B, 25.41%, 1/24/27 .... 488 15
L2497705.UP.FTS.B, 25.44%, 1/24/27 .... 1,255 1,241
L2500467.UP.FTS.B, 25.44%, 1/24/27 .... 597 198
FW2498744.UP.FTS.B, 26.78%, 1/24/27 .. 2,926 2,896
FW2499403.UP.FTS.B, 30.76%, 1/24/27 .. 866 858
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2502639.UP.FTS.B, 4.89%, 1/25/27 ... $ 2,710 $ 2,646
L2443263.UP.FTS.B, 6.66%, 1/25/27 .... 1,775 1,734
L2501608.UP.FTS.B, 7.8%, 1/25/27 ..... 4,254 4,155
L2501547.UP.FTS.B, 8.21%, 1/25/27 .... 1,407 1,379
L2502319.UP.FTS.B, 8.49%, 1/25/27 .... 9,502 9,314
L2502134.UP.FTS.B, 9.38%, 1/25/27 .... 6,839 6,714
L2501198.UP.FTS.B, 12.05%, 1/25/27 .... 2,884 2,842
FW2502179.UP.FTS.B, 12.78%, 1/25/27 .. 467 460
L2501977.UP.FTS.B, 12.89%, 1/25/27 .... 9,105 8,975
L2503471.UP.FTS.B, 13.93%, 1/25/27 .... 1,198 1,180
L2500808.UP.FTS.B, 14.3%, 1/25/27 .... 1,774 1,749
L2501876.UP.FTS.B, 14.91%, 1/25/27 .... 970 956
L2499095.UP.FTS.B, 16.97%, 1/25/27 .... 753 747
L2501997.UP.FTS.B, 17.77%, 1/25/27 .... 1,271 1,261
FW2501148.UP.FTS.B, 17.78%, 1/25/27 .. 507 503
FW2501125.UP.FTS.B, 17.82%, 1/25/27 .. 382 378
L2502439.UP.FTS.B, 18.98%, 1/25/27 .... 1,824 1,804
FW2500961.UP.FTS.B, 20.28%, 1/25/27 .. 1,208 1,194
FW2501561.UP.FTS.B, 21.33%, 1/25/27 .. 1,429 1,413
L2503424.UP.FTS.B, 21.51%, 1/25/27 .... 2,645 2,617
L2502058.UP.FTS.B, 21.83%, 1/25/27 .... 2,968 2,933
FW2503375.UP.FTS.B, 24.71%, 1/25/27 .. 902 892
FW2503209.UP.FTS.B, 25.12%, 1/25/27 .. 1,914 1,894
L2500860.UP.FTS.B, 25.49%, 1/25/27 .... 418 414
FW2501330.UP.FTS.B, 26.47%, 1/25/27 .. 1,630 1,613
FW2502187.UP.FTS.B, 26.63%, 1/25/27 .. 1,458 1,444
FW2502652.UP.FTS.B, 27.68%, 1/25/27 .. 1,453 1,439
FW2500797.UP.FTS.B, 28.58%, 1/25/27 .. 556 551
FW2501430.UP.FTS.B, 31.03%, 1/25/27 .. 708 232
FW2500654.UP.FTS.B, 31.21%, 1/25/27 .. 321 318
FW2502276.UP.FTS.B, 33.54%, 1/25/27 .. 1,753 1,736
L2500341.UP.FTS.B, 18.83%, 1/28/27 .... 696 688
FW2498422.UP.FTS.B, 31.2%, 2/01/27 ... 340 336
FW1729970.UP.FTS.B, 18.27%, 2/17/27 .. 8,573 8,456
a
L1729858.UP.FTS.B, 25.05%, 2/17/27 .... 10,633 1,003
a
FW1729641.UP.FTS.B, 30.22%, 2/17/27 .. 1,547 280
L2031108.UP.FTS.B, 11.34%, 4/12/27 .... 13,862 13,608
a
FW2031845.UP.FTS.B, 15.93%, 4/12/27 .. 5,010 826
L2032266.UP.FTS.B, 21.24%, 4/12/27 .... 2,314 1,708
L2032337.UP.FTS.B, 26.62%, 4/12/27 .... 4,105 3,031
L2972334.UP.FTS.B, 6.17%, 4/19/27 .... 13,086 12,770
L2971286.UP.FTS.B, 7.38%, 4/19/27 .... 6,687 6,527
L2967243.UP.FTS.B, 14.24%, 4/19/27 .... 5,112 5,041
L2971759.UP.FTS.B, 16.29%, 4/19/27 .... 2,320 2,304
a
L2971657.UP.FTS.B, 16.32%, 4/19/27 .... 870 63
L2971776.UP.FTS.B, 19.69%, 4/19/27 .... 2,165 2,151
L2972008.UP.FTS.B, 20.74%, 4/19/27 .... 1,815 1,794
a
L2971841.UP.FTS.B, 25.2%, 4/19/27 .... 343 66
FW2972220.UP.FTS.B, 26.42%, 4/19/27 .. 1,410 1,395
L2971662.UP.FTS.B, 26.49%, 4/19/27 .... 363 360
FW2972305.UP.FTS.B, 27.33%, 4/19/27 .. 2,197 2,174
FW2972190.UP.FTS.B, 7.92%, 4/28/27 ... 13,657 13,319
FW2102410.UP.FTS.B, 22.44%, 5/07/27 .. 1,666 1,646
L2250820.UP.FTS.B, 13.59%, 5/14/27 .... 866 851
L2250559.UP.FTS.B, 14.84%, 5/14/27 .... 2,238 2,197
L2251037.UP.FTS.B, 19.7%, 5/14/27 .... 653 646

Franklin Universal Trust
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2248500.UP.FTS.B, 23.6%, 5/14/27 ... $ 1,078 $ 1,061
L2252476.UP.FTS.B, 9.18%, 5/15/27 .... 2,605 2,551
L2252566.UP.FTS.B, 19.55%, 5/15/27 .... 2,323 1,621
L2252234.UP.FTS.B, 21.66%, 5/15/27 .... 1,622 1,597
L2252209.UP.FTS.B, 25.21%, 5/15/27 .... 408 148
FW2253234.UP.FTS.B, 28.94%, 5/15/27 .. 4,405 4,341
FW2249414.UP.FTS.B, 19.5%, 6/01/27 ... 2,643 2,601
L2247268.UP.FTS.B, 14.22%, 6/14/27 .... 18,380 18,176
L2497350.UP.FTS.B, 13.11%, 6/24/27 .... 3,660 996
FW2497520.UP.FTS.B, 17.89%, 6/24/27 .. 2,949 2,928
L2500224.UP.FTS.B, 25.04%, 6/24/27 .... 2,473 2,442
L2501796.UP.FTS.B, 9.36%, 6/25/27 .... 4,813 4,705
FW1729187.UP.FTS.B, 30.3%, 7/17/27 ... 2,527 2,494
L1902855.UP.FTS.B, 19.55%, 8/22/27 .... 429 31
L1901067.UP.FTS.B, 23.17%, 8/22/27 .... 3,032 219
a
FW2972075.UP.FTS.B, 9.42%, 9/19/27 ... 16,617 1,202
L2971880.UP.FTS.B, 24%, 9/19/27 ...... 18,836 18,761
FW2101751.UP.FTS.B, 16.63%, 9/23/27 .. 6,614 6,558
FW2249049.UP.FTS.B, 30.95%, 10/14/27 . 1,134 80
L2247794.UP.FTS.B, 12.65%, 10/15/27 ... 1,205 1,185
FW2249158.UP.FTS.B, 11.8%, 10/28/27 .. 4,977 4,881
FW2497574.UP.FTS.B, 12.62%, 11/24/27 . 11,419 11,215
L2498668.UP.FTS.B, 13.66%, 11/25/27 ... 16,077 15,776
L2500727.UP.FTS.B, 19.88%, 11/25/27 ... 2,700 2,668
L2971527.UP.FTS.B, 13.17%, 1/19/28 .... 2,028 146
488,462
Total Marketplace Loans (Cost
$1,155,289 ) .......................
$1,007,915
a
Defaulted security or security for which income has been deemed uncollectible. See
Note 6.

Franklin Universal Trust
Financial Statements
Statement of Assets and Liabilities
February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $203,057,508
Cost - Non-controlled affiliates (Note 3 c ) ........................................................ 5,436,225
Value - Unaffiliated issuers .................................................................. $279,700,820
Value - Non-controlled affiliates (Note 3 c ) ....................................................... 5,436,225
Cash .................................................................................... 62,539
Receivables:
Dividends and interest ..................................................................... 3,251,386
Total assets .......................................................................... 288,450,970
Liabilities:
Payables:
Investment securities purchased .............................................................. 167,628
Credit facility (Note 7 ) ...................................................................... 60,000,000
Management fees ......................................................................... 176,107
Trustees' fees and expenses ................................................................. 308
Accrued interest (Note 7 ) ................................................................... 287,583
Accrued expenses and other liabilities ........................................................... 141,162
Total liabilities ......................................................................... 60,772,788
Net assets, at value ................................................................. $227,678,182
Net assets consist of:
Paid-in capital ............................................................................. $152,782,049
Total distributable earnings (losses) ............................................................. 74,896,133
Net assets, at value ................................................................. $227,678,182
Shares outstanding ......................................................................... 25,131,894
Net asset value per share
a
.................................................................... $9.06
a
Net asset value per share may not recalculate due to rounding.

Franklin Universal Trust
Financial Statements
Statement of Operations
for the six months ended February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Universal Trust
Investment income:
Dividends: (net of foreign taxes of $7,443)
Unaffiliated issuers ........................................................................ $1,554,475
Non-controlled affiliates (Note 3 c ) ............................................................. 135,826
Interest:
Unaffiliated issuers ........................................................................ 6,062,834
Total investment income ................................................................... 7,753,135
Expenses:
Management fees (Note 3 a ) ................................................................... 1,040,385
Transfer agent fees ......................................................................... 35,444
Custodian fees ............................................................................. 1,120
Reports to shareholders fees .................................................................. 63,564
Professional fees ........................................................................... 93,111
Trustees' fees and expenses .................................................................. 1,254
Marketplace lending fees (Note 1 e ) ............................................................. 147,134
Interest expense (Not e 7) ..................................................................... 1,794,917
Other .................................................................................... 27,067
Total expenses ......................................................................... 3,203,996
Expenses waived/paid by affiliates (Note 3 c ) ................................................... (4,874)
Net expenses ......................................................................... 3,199,122
Net investment income ................................................................ 4,554,013
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 1,057,252
Foreign currency transactions ................................................................ 1,799
Net realized gain (loss) .................................................................. 1,059,051
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 15,874,200
Translation of other assets and liabilities denominated in foreign currencies .............................. (137)
Net change in unrealized appreciation (depreciation) ............................................ 15,874,063
Net realized and unrealized gain (loss) ............................................................ 16,933,114
Net increase (decrease) in net assets resulting from operations .......................................... $21,487,127

Franklin Universal Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Universal Trust
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $4,554,013 $9,071,563
Net realized gain (loss) ................................................. 1,059,051 3,787,293
Net change in unrealized appreciation (depreciation) ........................... 15,874,063 6,364,764
Net increase (decrease) in net assets resulting from operations ................ 21,487,127 19,223,620
Distributions to shareholders .............................................. (6,408,633) (12,211,739)
Distributions to shareholders from tax return of capital ........................... — (605,527)
Total distributions to shareholders .......................................... (6,408,633) (12,817,266)
Net increase (decrease) in net assets ................................... 15,078,494 6,406,354
Net assets:
Beginning of period ..................................................... 212,599,688 206,193,334
End of period .......................................................... $227,678,182 $212,599,688

Franklin Universal Trust
Financial Statements
Statement of Cash Flows
for the six months ended February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Universal
Trust
Increase (Decrease) in Cash:
Cash flows from operating activities:
Net increase in net assets resulting from operating activities ..............................................
$21,487,127
Adjustments to reconcile net increase in net assets resulting from operating activities to net cash provided by operating activities:
Purchases of long-term investments .............................................................
(28,105,824)
Sales and maturities of long-term investments ......................................................
27,855,463
Net sales of short-term investments .............................................................
515,022
Realized gain on foreign currency transactions .....................................................
(1,799)
Net accretion of discount ......................................................................
(136,003)
Reinvested dividends from non-controlled affiliates ..................................................
(135,826)
Interest received in the form of securities ..........................................................
(110,810)
Increase in dividends and interest receivable and other assets ..........................................
(151,129)
Decrease in receivable for investment securities sold .................................................
2,233,577
Decrease in interest payable ...................................................................
(19,834)
Decrease in payable to affiliates, accrued expenses, and other liabilities ..................................
(45,470)
Decrease in payable for investment securities purchased .............................................
(37,626)
Net realized gain on investments ................................................................
(1,057,252)
Change in net unrealized appreciation (depreciation) of investments .....................................
(15,874,200)
Net cash provided by operating activities
*
............................................................
6,415,416
Cash flows from financing activities:
Cash distributions to shareholders ...............................................................
(6,408,633)
Net cash used in financing activities ................................................................
(6,408,633)
Net increase in cash ............................................................................
6,783
Cash at beginning of period .....................................................................
55,756
Cash at end of period ..........................................................................
$62,539
*
Included in operating expenses is $1,814,751 paid for interest on borrowings.

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Universal Trust (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as a closed-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. The Fund employs a distribution policy whereby the Fund will distribute a level monthly distribution amount to shareholders. The Fund's distribution level may
be changed by the Board in the future. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
1. Organization and Significant Accounting Policies
(continued)
e. Marketplace Lending
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2026, there were an unlimited number of shares authorized ($0.01 par value). During the period ended
February 28, 2026 and year ended August 31, 2025, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. During the period ended February 28, 2026 and year ended August 31, 2025, there were no shares repurchased.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated weekly and paid monthly, to Advisers of 0.75% per year of the average weekly managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Credit Facility.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended February 28, 2026, the Fund held investments in affiliated management investment companies as follows:
4. Income Taxes
At February 28, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2026, aggregated
$28,218,925 and $28,059,073, respectively.
6. Credit Risk and Defaulted Securities
At February 28, 2026, the Fund had 53.6% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.583% ............ $5,815,421 $26,484,790 $(26,863,986) $— $— $5,436,225 5,436,225 $135,826
Total Affiliated Securities ... $5,815,421 $26,484,790 $(26,863,986) $— $— $5,436,225 $135,826
Cost of investments .......................................................................... $209,445,340
Unrealized appreciation ........................................................................ $84,536,901
Unrealized depreciation ........................................................................ (8,845,196)
Net unrealized appreciation (depreciation) .......................................................... $75,691,705
3. Transactions with Affiliates
(continued)
c. Investments in Affiliated Management Investment Companies
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February
28, 2026, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Credit Facility
On September 15, 2023, the Fund entered into a senior secured margin loan and security agreement (Credit Facility) with
Bank of America, N.A. (BofA) pursuant to which the Fund borrowed the maximum commitment amount of $60 million for a
3-year term, which matures on September 15, 2026. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy.
Under the terms of the Credit Facility, the Fund pays interest on outstanding borrowings at a fixed rate of 5.95%. Collateral pledged by the Fund associated with outstanding borrowings is held in a segregated account with the Fund’s custodian and the securities are indicated in the Schedule of Investments.
At February 28, 2026, the Fund had outstanding borrowings of $60,000,000, which approximates fair value. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the period ended February 28, 2026, were $60,000,000 and 5.95%, respectively.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
a
Common Stocks :
Diversified Telecommunication Services ..... $ — $ 246,947 $ — $ 246,947
Electric Utilities ........................ 59,168,200 — — 59,168,200
Metals & Mining ....................... 9,839,228 — — 9,839,228
Multi-Utilities .......................... 36,258,350 — — 36,258,350
Oil, Gas & Consumable Fuels ............. 3,927,400 185,469 — 4,112,869
Pharmaceuticals ....................... — 293,707 — 293,707
Software ............................. — — 507 507
6. Credit Risk and Defaulted Securities
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Convertible Preferred Stocks ................ $ 465,158 $ — $ — $ 465,158
Preferred Stocks ......................... 522,775 — — 522,775
Rights ................................. — 20,189 — 20,189
Corporate Bonds :
Aerospace & Defense ................... — 3,391,340 — 3,391,340
Automobile Components ................. — 4,977,656 — 4,977,656
Automobiles .......................... — 1,118,914 — 1,118,914
Biotechnology ......................... — 2,388,677 — 2,388,677
Broadline Retail ....................... — 1,565,708 — 1,565,708
Building Products ...................... — 5,764,714 — 5,764,714
Capital Markets ........................ — 2,434,934 — 2,434,934
Chemicals ........................... — 4,059,547 —
b
4,059,547
Commercial Services & Supplies ........... — 4,606,747 — 4,606,747
Communications Equipment .............. — 518,588 — 518,588
Construction & Engineering ............... — 400,709 — 400,709
Consumer Finance ..................... — 4,076,071 — 4,076,071
Consumer Staples Distribution & Retail ...... — 722,604 — 722,604
Containers & Packaging ................. — 3,200,105 — 3,200,105
Distributors ........................... — 542,689 — 542,689
Diversified Consumer Services ............ — 804,466 — 804,466
Diversified REITs ...................... — 2,238,525 — 2,238,525
Diversified Telecommunication Services ..... — 6,406,855 — 6,406,855
Electric Utilities ........................ — 3,898,229 — 3,898,229
Electronic Equipment, Instruments &
Components ........................ — 793,388 — 793,388
Energy Equipment & Services ............. — 4,911,512 — 4,911,512
Entertainment ......................... — 1,590,344 — 1,590,344
Financial Services ...................... — 9,794,093 — 9,794,093
Food Products ........................ — 3,235,694 — 3,235,694
Ground Transportation .................. — 1,840,235 — 1,840,235
Health Care Equipment & Supplies ......... — 1,019,352 — 1,019,352
Health Care Providers & Services .......... — 6,921,502 — 6,921,502
Health Care REITs ..................... — 2,042,204 — 2,042,204
Health Care Technology ................. — 952,682 — 952,682
Hotel & Resort REITs ................... — 2,240,773 — 2,240,773
Hotels, Restaurants & Leisure ............. — 8,814,898 — 8,814,898
Household Durables .................... — 5,727,726 — 5,727,726
Household Products .................... — 194,446 — 194,446
Independent Power and Renewable Electricity
Producers .......................... — 4,053,685 — 4,053,685
Insurance ............................ — 3,386,789 — 3,386,789
IT Services ........................... — 2,640,887 — 2,640,887
Machinery ............................ — 3,491,103 — 3,491,103
Media ............................... — 7,926,934 — 7,926,934
Metals & Mining ....................... — 4,950,210 — 4,950,210
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 1,943,860 — 1,943,860
Oil, Gas & Consumable Fuels ............. — 15,325,384 —
b
15,325,384
Paper & Forest Products ................. — 371,968 — 371,968
Passenger Airlines ..................... — 1,272,115 — 1,272,115
Personal Care Products ................. — 1,587,455 — 1,587,455
Pharmaceuticals ....................... — 1,158,335 — 1,158,335
Professional Services ................... — 437,870 — 437,870
Real Estate Management & Development .... — 717,217 — 717,217
Semiconductors & Semiconductor Equipment . — 391,397 — 391,397
8. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At February 28, 2026, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Software ............................. $ — $ 1,826,506 $ — $ 1,826,506
Specialized REITs ...................... — 2,553,173 — 2,553,173
Specialty Retail ........................ — 1,268,992 — 1,268,992
Technology Hardware, Storage & Peripherals . — 566,535 — 566,535
Textiles, Apparel & Luxury Goods .......... — 828,955 — 828,955
Trading Companies & Distributors .......... — 3,530,740 — 3,530,740
Wireless Telecommunication Services ....... — 3,865,514 844 3,866,358
Senior Floating Rate Interests ............... — 8,088 — 8,088
Marketplace Loans ....................... — — 1,007,915 1,007,915
Municipal Bonds ......................... — 464,267 — 464,267
Escrows and Litigation Trusts ............... — 225 —
b
225
Short Term Investments ................... 5,436,225 — — 5,436,225
Total Investments in Securities ........... $115,617,336 $168,510,443 $1,009,266 $285,137,045
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Pharmaceuticals .... $ 287,042 $ 5 $ (253,363) $ — $ — $ — $ — $ (33,684) $ — $ —
Software .......... 27,871 — — — — — — (27,364) 507 (27,364)
Corporate Bonds :
Chemicals ........ —
c
— — — — — — — —
c
—
Hotels, Restaurants &
Leisure ......... —
c
— (1,762,609) — — — — 1,762,609 — —
Oil, Gas & Consumable
Fuels .......... —
c
— — — — — — — —
c
—
Wireless
Telecommunication
Services ........ 844 — — — — 374 — (374) 844 (374)
Marketplace Loans :
Financial Services ... 1,959,866 11,880 (1,147,332) — — — 13,339 170,162 1,007,915 10,241
Escrows and Litigation
Trusts : —
c
— (1,466) — — — 1,466 — —
c
—
Total Investments in
Securities ............ $2,275,623 $11,885 $(3,164,770) $— $— $374 $14,805 $1,871,349 $1,009,266 $(17,497)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements (unaudited)

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Level 3 financial instruments include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
9. Distributions Subsequent to February 28, 2026
The following distributions have been declared by the Fund’s Board and are payable subsequent to the period end of this report.
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Record Date  Payable Date Amount
3/24/2026 3/31/2026 $0.0425
4/23/2026 4/30/2026 $0.0425
5/21/2026 5/29/2026 $0.0425
6/23/2026 6/30/2026  $0.0425
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
8. Fair Value Measurements
(continued)

Franklin Universal Trust

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Important Information to Shareholders (unaudited)
Share Repurchase Program
The Fund’s Board has authorized an open-market share
repurchase program, pursuant to which the Fund may
purchase Fund shares, from time to time, up to 10% of the
Fund’s common shares in open-market transactions, at the
discretion of management.

Franklin Universal Trust
Annual Meeting of Shareholders: March 9, 2026 (unaudited)

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The Annual Meeting of Shareholders of Franklin Universal Trust (the “Fund”) was held at the Fund’s offices, 300 S.E. 2nd
Street, Fort Lauderdale, Florida, on March 9, 2026. The purpose of the meeting was to elect three Trustees of the Fund. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Fund: Harris J. Ashton, Edith E.
Holiday and Rupert H. Johnson, Jr.* No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
Election of three Trustees:
* Terrence J. Checki , Mary C. Choksi, Gregory E. Johnson, J. Michael Luttig , Larry D. Thompson and Valerie M. Williams are
Trustees of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.
Term Expiring 2029 For
% of
Outstanding
Shares
% of
Shares
Present Withheld
% of
Outstanding
Shares
% of
Shares
Present
Harris J. Ashton 14,331,824 57.03% 80.33% 2,716,815 10.81% 15.23%
Edith E. Holiday 14,493,700 57.67% 81.24% 2,556,000 10.17% 14.33%
Rupert H. Johnson, Jr. 16,446,373 65.44% 92.18% 572,438 2.28% 3.21%

Franklin Universal Trust

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Semiannual Report
Dividend Reinvestment and Cash Purchase Plan (unaudited)
The Fund’s Dividend Reinvestment and Cash Purchase Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions in shares of the Fund. The Plan also allows you to purchase additional shares of the Fund by making voluntary cash payments. Computershare Trust Company, N.A. (Plan Agent), P.O. Box 43006 Providence, RI 02940-
3078, acts as your Plan Agent in administering the Plan.
You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.
If the Fund declares a dividend or capital gain distribution payable either in cash or in stock of the Fund and the market price of shares on the valuation date equals or exceeds the net asset value, the Fund will issue new shares to you at the higher of net asset value or 95% of the then current market price. Whenever the Fund declares a distribution from capital gains or an income dividend payable in either cash or shares, if the net asset value per share of the Fund’s common stock exceeds the market price per share on the valuation date, the Plan Agent shall apply the amount of such dividend or distribution payable to participants to the purchase of shares (less their pro rata share of brokerage commissions incurred with respect to open market purchases in connection with the reinvestment of such dividend or distribution). If the price exceeds the net asset value before the Plan Agent has completed its purchases, the average purchase price may exceed the net asset value, resulting in fewer shares being acquired than if the Fund had issued new shares. All reinvestments are in full and fractional shares, carried to three decimal places. The Fund will not issue shares under the Plan at a price below net asset value.
The Plan permits you on a voluntary basis to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Fund. It is entirely up to you whether you wish to buy additional shares with voluntary cash payments, and you do not have to send in the same amount each time if you do. These payments should be made by check or money order payable to Computershare Trust Company, N.A. and sent to Computershare Trust Company,
N.A., P.O. Box 43006 Providence, RI 02940-3078, Attn: Franklin Universal Trust.
Your cash payment will be aggregated with the payments of other participants and invested on your behalf by the Plan Agent in shares of the Fund that are purchased in the open market.
The Plan Agent will invest cash payments on approximately the 5th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date. Under no circumstances will interest be paid on your funds held by the Plan Agent. Accordingly, you should send any voluntary cash payments you wish to make shortly before an investment date but in sufficient time to ensure that your payment will reach the Plan Agent not less than two business days before an investment date. Payments received less than two business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, will be returned to you. You may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.
There is no direct charge to participants for reinvesting dividends and capital gain distributions, since the Plan Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. The Plan Agent will deduct a $5.00 service fee from each of your voluntary cash payments.
The automatic reinvestment of dividends and capital gain distributions does not relieve you of any taxes which may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, if the Fund issues new shares, shareholders receiving such shares generally will be treated as having a distribution equal to the market value of the shares received, and if shares are purchased on the open market, shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.
The Fund does not issue new shares in connection with voluntary cash payments. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the net asset value at the time the Plan Agent purchases the additional shares, you will receive shares at a price greater than the net asset value.

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan (unaudited)

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You will receive a monthly account statement from the Plan Agent showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.
As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.
You may withdraw from the Plan without penalty at any time by notifying the Plan Agent, in writing, at the address above. If you withdraw, you will receive, without charge, stock certificates issued in your name for all full shares. The Plan Agent will convert any fractional shares you hold at the time of your withdrawal to cash at current market price and send you a check for the proceeds.
If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If your shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information and to determine if our nominee will participate in the Plan on your behalf.
The Fund or the Plan Agent may amend or terminate the Plan. You will receive written notice at least 90 days before the effective date of termination or of any amendment. In the case of termination, you will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Fund.

Franklin Universal Trust
Shareholder Information

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Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

FUT-S 04/26
© 2026 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Universal Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
®
/
342-5236
Computershare
150 Royall St., Suite 101
Canton, MA 02021
Toll Free Number: 888-888-0151
International Phone Number:
781-575-2879
www.computershare.com

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item1 of this Form N-CSR.

(b)	Not applicable

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Universal Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 30, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 30, 2026